Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2023
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Carrying value of debt and equity investments	$116,166	$118,403